Schedule of condensed balance sheet (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets	$ 1,011	$ 7,925	$ 11,297
Current	1,014	7,951	4,203
Non-current			7,093
Total	$ 1,014	$ 7,951	$ 11,296